OTHER NON-CURRENT ASSETS (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Contract assets (Note $11)	$ 37.3	$ 38.8
Investment in finance leases (Note 15)	128.9	126.0
Non-current receivables	93.2	94.7
Investment tax credits	330.9	303.4
Other	98.3	94.9
Other non-current assets	$ 688.6	$ 657.8